Initial Public Offering - Additional Information (Detail)		3 Months Ended
	Mar. 08, 2021 $ / shares shares	Mar. 08, 2021 $ / shares shares
Sale of Stock, Transaction Date		Mar. 08, 2021
Public Warrant [Member]
Share price | $ / shares	$ 0.01	$ 0.01
Warrant expiration	5 years	5 years
Class A Common Stock [Member]
Common stock shares conversion from one class to another conversion ratio	one-third
Share price | $ / shares	$ 11.50	$ 11.50
IPO [Member]
Sale of units, number of units issued in transaction | shares		40,000,000
IPO [Member] | Public Warrant [Member]
Number of days from which Public Warrants will become exercisable	30 days
Number of Months from which Public Warrants will become exercisable	12 months
IPO [Member] | Class A Common Stock [Member]
Sale of units, number of units issued in transaction | shares	40,000,000
Sale of Stock, price per share | $ / shares	$ 10.00	$ 10.00
Over-Allotment Option [Member] | Class A Common Stock [Member] | Commitment To Cover Over Allotments [Member]
Sale of units, number of units issued in transaction | shares		6,000,000
Underwriters Option days		45 days